Expense Example	Aug. 31, 2025 USD ($)
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 579
Expense Example, with Redemption, 3 Years	807
Expense Example, with Redemption, 5 Years	1,054
Expense Example, with Redemption, 10 Years	1,759
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	997
Expense Example, with Redemption, 10 Years	2,166
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,051
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	241
Expense Example, with Redemption, 5 Years	426
Expense Example, with Redemption, 10 Years	959
American Beacon Funds | American Beacon SiM High Yield Opportunities Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,383
American Beacon Funds | American Beacon The London Company Income Equity Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	679
Expense Example, with Redemption, 3 Years	899
Expense Example, with Redemption, 5 Years	1,136
Expense Example, with Redemption, 10 Years	1,816
American Beacon Funds | American Beacon The London Company Income Equity Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
American Beacon Funds | American Beacon The London Company Income Equity Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
American Beacon Funds | American Beacon The London Company Income Equity Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
American Beacon Funds | American Beacon The London Company Income Equity Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
American Beacon Funds | American Beacon The London Company Income Equity Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,329
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	369
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,096
Expense Example, with Redemption, 10 Years	2,148
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	1,247
Expense Example, with Redemption, 10 Years	2,714
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,645
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	389
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,598
AB FEAC Floating Rate Income Fund - Classes A, C, Y, R5 And Investor | American Beacon DoubleLine Floating Rate Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	888
Expense Example, with Redemption, 10 Years	1,984
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,526
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,821
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Emerging Markets Equity Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,312
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	874
Expense Example, with Redemption, 10 Years	2,168
American Beacon Ninety One Funds - Classes Y, R6 and R5 | American Beacon Ninety One Global Franchise Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,200
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	629
Expense Example, with Redemption, 5 Years	1,462
Expense Example, with Redemption, 10 Years	3,636
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	729
Expense Example, with Redemption, 5 Years	1,770
Expense Example, with Redemption, 10 Years	4,390
AB Ninety One International Franchise Fund - Classes Y, R6, R5 | American Beacon Ninety One International Franchise Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	587
Expense Example, with Redemption, 5 Years	1,369
Expense Example, with Redemption, 10 Years	$ 3,430